Liabilities Subject to Compromise (Pre-Petition Notes, Loans and Other Debt Reported as Liabilities Subject to Compromise) (Parenthetical) (Detail) - Predecessor	Dec. 31, 2015
11.5% Fixed Senior Secured Notes due October 1, 2020 [Member] | Senior Secured Facilities
Debt Disclosure [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	11.50%
15% Fixed Senior Secured Second Lien Notes due April 1, 2021 [Member] | Senior Secured Facilities
Debt Disclosure [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	15.00%
15% Fixed Senior Secured Second Lien Notes due April 1, 2021, Series B [Member] | Senior Secured Facilities
Debt Disclosure [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	15.00%
10.25% Fixed Senior Notes due November 1, 2015 [Member] | Senior Secured Facilities
Debt Disclosure [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	10.25%
10.25% Fixed Senior Notes due November 1, 2015, Series B [Member] | Senior Secured Facilities
Debt Disclosure [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	10.25%
10.50% /11.25% Senior Toggle Notes due November 1, 2016 [Member] | Senior Secured Facilities | Minimum [Member]
Debt Disclosure [Line Items]
Effective interest rate (as a percent)	10.50%
10.50% /11.25% Senior Toggle Notes due November 1, 2016 [Member] | Senior Secured Facilities | Maximum [Member]
Debt Disclosure [Line Items]
Effective interest rate (as a percent)	11.25%
5.40% Fixed Series 1994A due May 1, 2029 [Member] | Brazos River Authority [Member] | US States and Political Subdivisions Debt Securities [Member]
Debt Disclosure [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	5.40%
7.70% Fixed Series 1999A due April 1, 2033 [Member] | Brazos River Authority [Member] | US States and Political Subdivisions Debt Securities [Member]
Debt Disclosure [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	7.70%
7.70% Fixed Series 1999C due March 1, 2032 [Member] | Brazos River Authority [Member] | US States and Political Subdivisions Debt Securities [Member]
Debt Disclosure [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	7.70%
8.25% Fixed Series 2001A due October 1, 2030 [Member] | Brazos River Authority [Member] | US States and Political Subdivisions Debt Securities [Member]
Debt Disclosure [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	8.25%
8.25% Fixed Series 2001D-1 due May 1, 2033 [Member] | Brazos River Authority [Member] | US States and Political Subdivisions Debt Securities [Member]
Debt Disclosure [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	8.25%
6.30% Fixed Series 2003B due July 1, 2032 [Member] | Brazos River Authority [Member] | US States and Political Subdivisions Debt Securities [Member]
Debt Disclosure [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	6.30%
6.75% Fixed Series 2003C due October 1, 2038 [Member] | Brazos River Authority [Member] | US States and Political Subdivisions Debt Securities [Member]
Debt Disclosure [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	6.75%
5.40% Fixed Series 2003D due October 1, 2029 [Member] | Brazos River Authority [Member] | US States and Political Subdivisions Debt Securities [Member]
Debt Disclosure [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	5.40%
5.00% Fixed Series 2006 due March 1, 2041 [Member] | Brazos River Authority [Member] | US States and Political Subdivisions Debt Securities [Member]
Debt Disclosure [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	5.00%
6.45% Fixed Series 2000A due June 1, 2021 [Member] | Sabine River Authority of Texas [Member] | US States and Political Subdivisions Debt Securities [Member]
Debt Disclosure [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	6.45%
5.20% Fixed Series 2001C due May 1, 2028 [Member] | Sabine River Authority of Texas [Member] | US States and Political Subdivisions Debt Securities [Member]
Debt Disclosure [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	5.20%
5.80% Fixed Series 2003A due July 1, 2022 [Member] | Sabine River Authority of Texas [Member] | US States and Political Subdivisions Debt Securities [Member]
Debt Disclosure [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	5.80%
6.15% Fixed Series 2003B due August 1, 2022 [Member] | Sabine River Authority of Texas [Member] | US States and Political Subdivisions Debt Securities [Member]
Debt Disclosure [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	6.15%
6.25% Fixed Series 2000A due May 1, 2028 [Member] | Trinity River Authority of Texas [Member] | US States and Political Subdivisions Debt Securities [Member]
Debt Disclosure [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	6.25%